Advances From the Federal Home Loan Bank and Other Borrowings (Details) - USD ($)	Dec. 18, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Maturities in year one		$ 385,000,000	$ 440,000,000	$ 567,000,000
Maturities in year two		265,000,000	306,000,000	155,000,000
Maturities in year three		210,000,000	210,000,000	211,000,000
Maturities in year four		120,000,000	120,000,000	240,000,000
2022 and after			210,000,000
Entity Central Index Key	0001734342
2022 and after		90,000,000	90,000,000	0
Advances from Federal Home Loan Banks		$ 1,070,000,000	1,166,000,000	1,173,000,000
Advances from the FHLB			280,000,000	255,000,000
Stock held of FHLB			57,000,000	57,000,000
Other borrowings			$ 0	$ 12,000,000
3-month LIBOR | Minimum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Interest Rate 2018		1.80%	0.90%
Interest Rate 2019		1.50%	1.00%
Interest Rate 2020		1.93%	1.50%
Interest Rate 2021		2.48%	1.93%
Interest Rate 2022 and after		2.95%	2.48%
3-month LIBOR | Maximum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Interest Rate 2018		3.86%	2.03%
Interest Rate 2019		2.74%	3.86%
Interest Rate 2020		3.08%	2.74%
Interest Rate 2021		2.80%	3.08%
Interest Rate 2022 and after		3.23%	3.23%
Floating Rates | Minimum | Maturities in 2019
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Advances from the FHLB, interest rate			2.40%
Floating Rates | Minimum | Maturities in 2018 and 2019
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Advances from the FHLB, interest rate				1.23%
Floating Rates | Maximum | Maturities in 2019
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Advances from the FHLB, interest rate			2.82%
Floating Rates | Maximum | Maturities in 2018 and 2019
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Advances from the FHLB, interest rate				1.71%